OTHER CURRENT ASSETS AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2015
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OTHER CURRENT ASSETS AND OTHER CURRENT LIABILITIES

NOTE 5—OTHER CURRENT ASSETS AND OTHER CURRENT LIABILITIES:

Other current assets consisted of the following (in thousands):

	September 30, 2015	September 30, 2014
Non-qualified deferred compensation	$8,867	$9,809
Prepaid expenses and other miscellaneous current assets	9,663	7,188

Total other current assets	$18,530	$16,997

Other current liabilities consisted of the following (in thousands):

	September 30, 2015	September 30, 2014
Accrued payroll and related taxes and benefits	$42,437	$36,373
Combined outstanding Slot Win Contribution and free promotional slot play contribution	11,932	11,617
Amounts due to horsemen	7,372	8,109
Payments in transit	16,681	3,220
Other miscellaneous current liabilities	62,858	67,856

Total other current liabilities	$141,280	$127,175